11. Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Associates And Joint Ventures Results Of Investments [Abstract]
Jointly Controlled by Banco Santander	R$ 50,915	R$ 92,976	R$ 41,212
Banco RCI Brasil S.A.	72,057	105,250	46,244
Norchem Participacoes e Consultoria S.A.	333	975	1,120
Cibrasec - Companhia Brasileira de Securitizacao	0	75	193
Estruturadora Brasileira de Projetos S.A. - EBP	9	199	(1,017)
Gestora de Inteligencia de Credito	(19,064)	(11,354)	(6,466)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	0	0	1,083
Santander Auto S.A.	(2,421)	(2,169)	55
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	61,380	55,936	24,161
Webmotors S.A.	38,823	42,848	30,626
Tecnologia Bancaria S.A. - TECBAN	22,219	12,498	(6,929)
Hyundai Corretora de Seguros	110	(66)	0
PSA Corretora de Seguros e Servicos Ltda.	226	656	464
Significant Influence of Banco Santander	(33)	576	585
Norchem Holding e Negocios S.A.	(33)	576	585
Total	R$ 112,261	R$ 149,488	R$ 65,958